COMMITMENTS AND CONTINGENCIES - LOSS ON CONTINGENCIES (Details) $ in Thousands, € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($) Bcf	Oct. 23, 2015 Bcf	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Loss Contingency Accrual, at Carrying Value			$ 49,000
Insurance receivable for Aliso Canyon costs			325,000		$ 0	[1]
Reserve for Aliso Canyon costs			274,000		0	[2]
San Diego Gas and Electric Company [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, at Carrying Value			26,000
Southern California Gas Company [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, at Carrying Value			21,000
Insurance receivable for Aliso Canyon costs			325,000		0	[1]
Reserve for Aliso Canyon costs			274,000		$ 0	[1]
Loss from Catastrophes, 2007 Wildfire [Member] | San Diego Gas and Electric Company [Member]
Loss Contingencies [Line Items]
Regulatory Assets Arising From Wildfire Litigation Costs			362,000
Portion of Regulatory Assets Arising From Wildfire Litigation Related To CPUC-Regulated Operations			359,000
Potential After-Tax Earnings Impact			$ 213,000
Number Of Remaining Cases	1	1	1
Number of Appeals Pending	2	2	2
Rim Rock Wind Farm [Member] | San Diego Gas and Electric Company [Member]
Loss Contingencies [Line Items]
Estimated Tax Equity Investment			$ 285,000
Loss from Catastrophes, Aliso Canyon Natural Gas Storage Facility Gas Leak [Member] | Southern California Gas Company [Member]
Loss Contingencies [Line Items]
Number Of Lawsuits	83	83	83
Number Of Lawsuits Filed In Los Angeles County	81	81	81
Number Of Lawsuits Filed In San Diego County	2	2	2
Liability insurance coverage			$ 1,000,000
Civil Penalties Per Day			250
Net Book Value Of Aliso Canyon Natural Gas Storage Facility			243,000
Construction in Work Progress Of Aliso Canyon Natural Gas Storage Facility			162,000
Recorded Estimated Costs			$ 330,000
Estimated Costs Related To Temporary Relocation, Percentage			70.00%
Estimated Costs Related To Controlling Well And Stopping Leak And Emissions, Percentage			20.00%
Operation And Maintenance Expense, Pretax, Aliso Canyon			$ 4,000
Initial Gas Volume Stored | Bcf				77
Gas Volume Delivered Or Moved | Bcf			57
Minimum Working Gas Volume For Reliability | Bcf			15
Storage Facility Maximum Capacity | Bcf			86
Aliso Canyon Facility As A Percentage of SoCalGas Total Storage Capacity			63.00%
Number Of Days Temporary Relocation Extended			22
So Cal Gas PCB Litigation [Member] | Southern California Gas Company [Member]
Loss Contingencies [Line Items]
Number Of Lawsuits	7	7	7
Number of Lawsuits Settled	6	6	6
Sempra Mexico Property Disputes [Member]
Loss Contingencies [Line Items]
Number Of Lawsuits	2	2	2
Mobile Gas Litigation [Member]
Loss Contingencies [Line Items]
Number Of Plaintiffs	250	250	250
Number Of Lawsuits	14	14	14
Number of Lawsuits Settled	11	11	11
Number of Lawsuits Remaining	3	3	3
HMRC VAT Claim [Member] | Parent Company [Member]
Loss Contingencies [Line Items]
VAT Tax Claim Paid Upon Appeal | £		£ 86
R B S Sempra Commodities [Member]
Loss Contingencies [Line Items]
Damages Sought in VAT Litigation | €	€ 156
Investment in RBS Sempra Commodities LLP			$ 67,000

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	As adjusted for the retrospective adoption of ASU 2015-03.